Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Other income.
Insurance claims	$ 321	$ 2,092		$ 6,861
Other income	83	2,584		11,648
Total other income	$ 404	$ 4,676	[1]	$ 18,509

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.